10-Q CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 84,035		$ 35,140		$ 44,441
Marketable securities	112,077		30,654		0
Prepaid expenses and other current assets	3,124		1,450		2,200
Restricted cash	114		0
Total current assets	199,350		67,244		46,641
Property and equipment, net	164		54		39
Operating lease right-of-use asset	1,727		318		240
Deferred offering costs	0		2,739		0
Other assets	1,398		21
Total assets	202,639		70,376		46,951
Current liabilities:
Accounts payable	4,406		5,711		4,755
Total accrued liabilities	4,177		12,803		4,744
Total current liabilities	8,583		18,514		9,499
Operating lease liability, net	1,052		192		147
Other noncurrent liabilities	83		121		66
Preferred stock warrants liability	0		871		994
Total liabilities	9,718		19,698		10,706
Commitments and contingencies (Note 6)
Convertible preferred and common stock:
Total convertible preferred and common stock	0		143,390		60,414
Stockholders' deficit(1):
Common stock, par value of $0.00001 per share; 16,017,929 Class A shares authorized, and 2,004,783 shares issued at both December 31, 2022 and 2023, and 1,946,988 and 1,969,360 shares outstanding at December 31, 2022 and 2023, respectively	0	[1]	10	[1],[2]	10	[2]
Additional paid-in capital	315,130	[1]	2,517	[1]	1,098
Accumulated deficit	(122,147)	[1]	(95,245)	[1]	(25,277)
Accumulated other comprehensive income	(62)	[1]	6	[1]	0
Total stockholders’ deficit	192,921	[1]	(92,712)	[1],[3]	(24,169)	[3]
Total liabilities, convertible preferred and common stock and stockholders’ deficit	202,639		70,376		46,951
Series A Convertible Preferred Stock
Convertible preferred and common stock:
Total convertible preferred and common stock	0		44,621	[3],[4]	44,621	[3]
Series A-1 Convertible Preferred Stock
Convertible preferred and common stock:
Total convertible preferred and common stock	0		9,893	[3],[4]	9,893	[3]
Series B Convertible Preferred Stock
Convertible preferred and common stock:
Total convertible preferred and common stock	0		82,976		0
Class B convertible common stock
Convertible preferred and common stock:
Total convertible preferred and common stock	$ 0		$ 5,900	[3],[4]	$ 5,900	[3]

[1]	Retroactively recast for the reverse recapitalization as described in Note 3.
[2]	Retroactively recast for the reverse recapitalization as described in Note 1.
[3]	Retroactively recast for the reverse recapitalization as described in Note 1.
[4]	Retroactively recast for the reverse recapitalization as described in Note 3.